Debt (Details Narrative) - USD ($)					1 Months Ended	9 Months Ended		12 Months Ended
	Nov. 05, 2019	Sep. 20, 2019	Jul. 02, 2019	Sep. 29, 2017	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	May 25, 2019	Dec. 31, 2018	Dec. 31, 2017	May 25, 2018
Debt instrument, conversion price per share											$ 2.043
Senior notes outstanding									$ 230,000	$ 2,448,570
Fine amount to trade order					$ 10,000
Value of principal and accrued interest into shares of common stock			$ 258,930					$ 2,350,000
Principal and accrued interest converted into number of shares of common stock			126,741	1,850,625
Proceeds from sale of convertible notes										$ 2,580,000
Stock Option and Purchase Warrants [Member]
Principal and accrued interest converted into number of shares of common stock			126,741
Canadian Investors [Member]
Senior notes outstanding									$ 230,000
New and Existing Investors [Member] | 8% Senior Convertible Notes [Member]
Debt instrument, interest percentage						8.00%
New and Existing Investors [Member] | 8% Senior Convertible Notes [Member] | Subsequent Event [Member]
Debt instrument, interest percentage	8.00%
Proceeds from sale of convertible notes	$ 745,000
LOC Agreement One [Member] | Lenders [Member]
Maximum revolving line of credit		$ 700,000
LOC Agreement Two [Member] | Lenders [Member]
Maximum revolving line of credit		700,000
Two LOC Agreements [Member] | Lenders [Member]
Maximum revolving line of credit		$ 1,400,000
Line of credit, interest percentage		8.00%
Debt instrument, conversion price per share		$ 2.04
Debt instrument, conversion terms		Under the LOC Agreements, all funds borrowed will bear an 8% annual interest rate. The lenders have the right to convert all or any portion of the debt and interest into shares of our common stock at a conversion price equal to the lower of (i) $2.04 per share (ii) a price per share equal to a 10% discount to the pre-money valuation of a Qualified Financing or an Equity State Transaction or (iii) at an adjusted price; all as defined in the 8% Senior Note agreement. The lenders will also receive stock purchase warrants on a 1:1 basis to the number of shares of common stock received that have an exercise price equal to the greater of (i) the closing price of our common stock on the date of conversion or (ii) $2.72 per share.
Line of Credit Agreements [Member] | CorLyst, LLC [Member]
Common stock beneficially owned, shares		6,859,527
Equity method investment, ownership percentage		17.70%